Capital Structure, Financial Risk and Related Items - Financial Risk (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	100.00%	100.00%
DKK
Disclosure of credit risk exposure [line items]
Percentage of possible increase or decrease in exchange rate	10.00%	10.00%
Credit risk
Disclosure of credit risk exposure [line items]
Maximum credit exposure	kr 28,135	kr 22,324
Maximum credit exposure to receivables	5,009	5,760
Total value of bank deposits	kr 14,867	kr 9,893
Credit risk | Triple A-rating from Moody's, S&P or Fitch
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	71.00%	75.00%
Marketable securities including interest receivables	kr 13,268	kr 12,431
Currency risk
Disclosure of credit risk exposure [line items]
Revenue (as a percent)	86.00%	89.00%	92.00%
Marketable securities were invested (as a percent)	100.00%	100.00%
Currency risk | United States of America, Dollars
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	81.00%	80.00%
Currency risk | DKK
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	12.00%	12.00%
Currency risk | Euro Member Countries, Euro
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	6.00%	7.00%
Currency risk | United Kingdom, Pounds
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	1.00%	1.00%